Intangible assets - Additional Information (Detail) - EUR (€) € in Thousands		6 Months Ended
	Apr. 28, 2023	Jun. 30, 2023
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
License agreement		€ 94,962
Gross carrying amount | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
License agreement		€ 90,856
Tom Ford International LLC | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Right-of-use license agreement, useful life	30 years
Right-of-use guaranteed years	20 years
Right-of-use automatic renewal term	10 years